Earnings/(Losses) per Share - Basic earnings/(losses) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings/(Losses) per Share [Abstract]
Weighted average number of outstanding ordinary shares in issue	59,715,173	54,659,315	52,563,387
Net income/(loss) from continuing operations	$ 14,557	$ 10,427	$ (6,120)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest	2,859	2,434	2,203
Accretion on redeemable non-controlling interests		(43,001)	(25,510)
Net income/(loss) for the year attributable to ordinary shareholders of the Company—Continuing operations	11,698	(35,008)	(33,833)
Income from discontinued operation, net of tax			2,034
Net (income)/loss attributable to non-controlling interests			(1,017)
Net income for the year attributable to ordinary shareholders of the Company—Discontinued operation			1,017
Net income/(loss) attributable to ordinary shareholders of the Company	$ 11,698	$ (35,008)	$ (32,816)
Earnings/(losses) per share attributable to ordinary shareholders of the Company - basic (US$ per share)
—Continuing operations (US$ per share)	$ 0.20	$ (0.64)	$ (0.64)
—Discontinued operations (US$ per share)			0.02
Basic earnings/(losses) per share	$ 0.20	$ (0.64)	$ (0.62)